Expense Example, No Redemption - FidelityOTCPortfolio-AMCIZPRO - FidelityOTCPortfolio-AMCIZPRO - Fidelity OTC Portfolio	Oct. 04, 2024 USD ($)
Fidelity Advisor OTC Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 67
3 Years	211
5 Years	368
10 Years	822
Fidelity Advisor OTC Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,897
Fidelity Advisor OTC Fund - Class A
Expense Example, No Redemption:
1 Year	674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor OTC Fund - Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor OTC Fund - Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966